Shareholder Report, Average Annual Return (Details) 195090_AAM Todd International Intrinsic Value ETF_TF_TSR Annual {TF}	3 Months Ended	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2025
AAM Todd International Intrinsic Value ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		AAM Todd International Intrinsic Value ETF NAV
Average Annual Return, Percent	4.50%
MSCI AC WORLD INDEX ex USA Net (USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI AC WORLD INDEX ex USA Net (USD)
Average Annual Return, Percent	6.15%